Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective tax rate	5.00%	27.00%	(1726.60%)
Income tax expense at federal statutory rate	$ 12,461	$ 30,792	$ 5,764
State taxes, net of federal tax benefit	(13,437)	(706)	(4,577)
Nondeductible interest	7,781	9,749	7,643
Residual tax impact on foreign earnings	0	0	(91,820)
Research and development credits	(11,206)	(9,609)	(9,321)
Other nondeductible transaction costs	1,226	0	0
Recapitalization costs, net	0	0	(36,403)
Goodwill impairment	0	6,221	13,431
Rate change	0	0	(110,290)
Change in valuation allowance	(6,550)	8,532	(6,318)
Foreign tax rate differential	39,776	(40,724)	(50,222)
Foreign tax credit	(39,456)	(24,999)	0
Global intangible low-taxed income	65,918	46,269	0
Foreign-derived intangible income	0	(6,225)	0
Provision to return adjustment	(2,948)	(9,098)	(1,116)
Other taxes	1,542	2,358	1,645
Other permanent items	3,623	2,417	(1,571)
Intercompany financing	(67,607)	13,981	(3,780)
Effect of double taxation, net of dividend received	2,164	4,022	4,598
Unrecognized tax benefits	9,807	6,541	(1,752)
Other, net	(137)	58	(271)
Provision for (benefit from) income taxes	$ 2,957	$ 39,579	$ (284,360)